Share capital	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share capital

16	Share capital

	2024	2023	2022	2024	2023	2022
	Number	Number	Number	€	€	€
Ordinary share capital Authorised Par value of €.01	100,000,000	100,000,000	100,000,000	1,000,000	1,000,000	1,000,000

Issued and fully paid Par value of €.01	25,000,000	20,000,000	12,258,458	250,000	200,000	122,585

Shares Issued and Fully Paid	2024	2023	2022

As of January 1,	20,000,000	12,258,458	–
Additions	5,000,000	7,741,542	12,258,458
As of December 31,	25,000,000	20,000,000	12,258,458

On November 29, 2022, the Company was formed with an initial issuance of 12,258,458 shares of stock at € .01 par value for a total of € 122,585.

During the year ended 2023, the Company exchanged the outstanding 12,258,458 shares of stock in exchange for the purchase of intangible assets valued at € 65,000,000 and issued an additional 7,741,542 shares of stock at € .01 par value for a total of € 77,415.

During the year ended 2024, the Company issued 4,401,800 shares of stock to various creditors and shareholders in exchange of amounts due to them of € 919,663 and issued 598,246 shares of stock to its officers in exchange for amounts due to them of € 5,600,000.